Investments (Details) - EBP 334 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 17,103,775	$ 14,538,186
Investment, Identifier [Axis]: Collective Funds | 0-5 Year U.S. TIPS Non-Lendable Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	146,029	0
Investment, Identifier [Axis]: Collective Funds | Arrowstreet US Equity Collective Fund (b)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	712,743	0
Investment, Identifier [Axis]: Collective Funds | BlackRock Developed Real Estate Index Non-Lendable Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	147,116
Investment, Identifier [Axis]: Collective Funds | Commodity Index Daily Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	35,219
Investment, Identifier [Axis]: Collective Funds | Enhanced Roll Yield Index Fund F
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	19,370	0
Investment, Identifier [Axis]: Collective Funds | FTSE All Equity REITS Index Non-Lending Fund (FTSE NAREIT All Equity REITS Index)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	129,896	0
Investment, Identifier [Axis]: Collective Funds | Global Core Infrastructure Index Non-Lending Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	82,185	0
Investment, Identifier [Axis]: Collective Funds | Long Term Credit Bond Index Non-Lending Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	86,268	0
Investment, Identifier [Axis]: Collective Funds | Long Term Government Bond Index Non-Lending Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	63,614	0
Investment, Identifier [Axis]: Collective Funds | Mercer GE International Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	434,053	319,255
Investment, Identifier [Axis]: Collective Funds | Non-U.S. Equity Index Fund (MSCI ACWI EX-US Index NL Fund F)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,823,383	1,221,120
Investment, Identifier [Axis]: Collective Funds | Russell 1000 Index Non-Lendable Fund F
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,326,436	1,847,971
Investment, Identifier [Axis]: Collective Funds | State Street Custom Government Reserves Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	806,519	737,220
Investment, Identifier [Axis]: Collective Funds | State Street Custom Short Term Interest Fund (State Street Custom Short Term NL S)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	196,500	180,985
Investment, Identifier [Axis]: Collective Funds | U.S. Aggregate Bond Index Fund (US Debt Index NL Fund F)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,290,988	1,061,299
Investment, Identifier [Axis]: Collective Funds | U.S. Large-Cap Equity Index Fund (Equity Index NL Fund F)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,414,333	2,127,712
Investment, Identifier [Axis]: Collective Funds | U.S. Mid-Cap Equity Index Fund (Mid Cap Equity NL Fund F)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	571,284	569,870
Investment, Identifier [Axis]: Collective Funds | U.S. Small-Cap Equity Index Fund (Russell 2000 Index NL Fund F)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	477,821	478,406
Investment, Identifier [Axis]: Collective Funds | U.S. Treasury Inflation-Protected Securities Index Fund (US TIPS NL Fund F)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	109,146	216,581
Investment, Identifier [Axis]: Common Stock | GE Aerospace Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,988,451	1,763,873
Investment, Identifier [Axis]: Common Stock | GE Vernova Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	703,492
Investment, Identifier [Axis]: Registered Investment Companies | SSGA Income Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	391,318	397,883
Investment, Identifier [Axis]: Registered Investment Companies | SSGA Small-Cap Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	370,317	420,989
Investment, Identifier [Axis]: Registered Investment Companies | SSGA US Core Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,663,121	2,309,195
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,988,451	2,467,365
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,424,756	3,128,067
Collective Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 11,690,568	$ 8,942,754